Equity and Stock-Based Compensation - Net Proceed From Preferred Stock and Outstanding Warrants (Detail) (USD $)	1 Months Ended	12 Months Ended
	Dec. 20, 2011	Dec. 31, 2011
Preferred Stock And Warrant [Line Items]
Warrant liability		$ 1,788,000
Series D Preferred Stock [Member]
Preferred Stock And Warrant [Line Items]
Series D preferred stock		1,000
Additional paid-in capital	45,259,000
Warrant liability		1,788,000
Series D preferred stock		45,068,000
Series D Preferred Stock [Member] | Additional Paid-in Capital [Member]
Preferred Stock And Warrant [Line Items]
Additional paid-in capital		$ 43,279,000